DERIVATIVE WARRANT LIABILITY - Private placement with GM and Panasonic (Details) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Feb. 28, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 $ / shares	Feb. 28, 2024 USD ($) $ / shares shares
Class of Warrant or Rights [Line Items]
Warrant exercise price | $ / shares				$ 5.7
Transaction costs allocated between liability and equity component | $		$ 3,413	$ 2,484
GM and Panasonic | Private Placement
Class of Warrant or Rights [Line Items]
Number of shares subscribed	12,500,000
Number of warrants subscribed	12,500,000
Number of shares and warrants issued	25,000,000				25,000,000
Gross proceeds from issuance of shares and warrants	$ 67,900				$ 50
Number of shares issued per warrant	1				1
Warrant exercise price | $ / shares					$ 2.38
Liability component of financial instrument	$ 25,800				$ 19
Equity component of financial instrument	42,100				$ 31
Transaction costs allocated between liability and equity component | $	$ 2,600